Summarized Quarterly Data (unaudited) (Details) - USD ($)	3 Months Ended							6 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2016
Summary of quarterly results of operations
Formation and operating costs	$ (506,356)				$ (477,521)			$ (141,984)	$ (1,491,184)
Loss from operations	(506,356)				(477,521)			(141,984)	(1,491,184)
Interest income	339,818				132,167			25,479	837,950
Net loss	$ (166,538)				$ (345,354)			$ (116,505)	$ (653,234)
Weighted average number of common shares outstanding, excluding shares subjected to possible conversions-basic and diluted	9,814,869				9,680,095			9,098,268	9,735,456
Basic and diluted net income (loss) per Share	$ (0.02)				$ (0.04)			$ (0.01)	$ (0.07)
Statement Of Operation [Member]
Summary of quarterly results of operations
Formation and operating costs		$ (327,352)	$ (366,322)	$ (319,989)	$ (477,521)	$ (141,001)	$ (983)
Loss from operations		(327,352)	(366,322)	(319,989)	(477,521)	(141,001)	(983)
Interest income		262,207	218,239	225,337	132,167	25,479	0
Net loss		$ (65,145)	$ (148,083)	$ (94,652)	$ (345,354)	$ (115,522)	$ (983)
Weighted average number of common shares outstanding, excluding shares subjected to possible conversions-basic and diluted		9,783,543	9,748,052	9,729,607	9,680,095	8,433,123	8,750,000
Basic and diluted net income (loss) per Share		$ (0.01)	$ (0.02)	$ (0.01)	$ (0.04)	$ (0.01)	$ 0